Redeemable Preferred Stock (Details) (USD $)	6 Months Ended		12 Months Ended						6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		1 Months Ended		6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Common Stock [Member]	Jun. 30, 2013 Common Stock [Member]	Jan. 02, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Jun. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Jan. 02, 2011 Series B Preferred Stock [Member]	Jun. 30, 2013 Series C Preferred Stock	Dec. 31, 2012 Series C Preferred Stock	Dec. 31, 2010 Series C Preferred Stock	May 31, 2013 Series D Preferred Stock [Member]	Jan. 31, 2013 Series D Preferred Stock [Member]	Jun. 30, 2013 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Jan. 02, 2011 Series D Preferred Stock [Member]	Jun. 30, 2013 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2010 Series E Preferred Stock [Member]	Dec. 31, 2012 Series F Preferred Stock [Member]	Jun. 30, 2013 Series F Preferred Stock [Member]	Dec. 31, 2010 Series F Preferred Stock [Member]	Dec. 31, 2012 Series H Preferred Stock [Member]	Jun. 30, 2013 Series H Preferred Stock [Member]	Dec. 31, 2010 Series H Preferred Stock [Member]	Dec. 31, 2012 Series I Preferred Stock [Member]	Jun. 30, 2013 Series I Preferred Stock [Member]	Dec. 31, 2010 Series I Preferred Stock [Member]
Summary of the transactions related to the companys preferred stock
Beginning Balance						$ 499,921			$ 2,216,760	$ 15,000			$ 1,500,000				$ 605,872	$ 605,872	$ 605,872			$ 2,575,000				$ 3,575,000			$ 1,425,000			$ 4,187,151
Beginning Balance, Shares						10,000			37,500	15,000			1,500				608	608	608			2,575				4,150			1,425			4,500
Issuance in settlement of debt obligation	425,243	84,829	153,216	25,000																605,872
Issuance in settlement of debt obligation, Shares																				608
Issuance pursuant to private placement										1,585,000	15,000			1,500,000								775,000	2,575,000					1,425,000
Issuance pursuant to private placement, Shares										16,021	15,000			1,500								775	2,575					1,425
Issuance pursuant to unpaid 2012 salary																			352,344
Issuance pursuant to unpaid 2012 salary, Shares																			400
Issuance from conversion of debt and interest										616,760
Issuance from conversion of debt and interest, Shares										6,479
Conversion of Series E shares into Series B shares, Value
Conversion of Series E shares into Series B shares
Conversion of preferred shares into common shares, Value									(2,216,760)				(1,500,000)					(605,872)	(352,344)
Conversion of preferred shares into common shares									(37,500)				(1,500)			42	566	(608)	(400)
Issuance pursuant to private acquisition					499,921																				3,575,000						4,187,151
Issuance pursuant to private acquisition, Shares					10,000																				4,150						4,500
Balance					$ 499,921	$ 499,921				$ 2,216,760	$ 15,000			$ 1,500,000					$ 605,872	$ 605,872		$ 3,350,000	$ 2,575,000		$ 3,575,000	$ 3,575,000		$ 1,425,000	$ 1,425,000		$ 4,187,151	$ 4,187,151
Balance, Shares					10,000	10,000				37,500	15,000		1,500	1,500				42	608	608		3,350	2,575		4,150	4,150		1,425	1,425		4,500	4,500